Derivative Instruments - Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in cumulative amount of basis adjustments	$ 13	$ 335
Available-for-sale investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged assets	29,005	23,924
Cumulative hedging adjustment for hedged assets	(464)	(93)
Cumulative hedging adjustment asset related to discontinued hedging relationships	(72)	(149)
Hedged asset, discontinued fair value hedge	6,800	830
Amortized cost of the closed portfolios	17,500	15,600
Amortized cost of the closed portfolios designated as hedged	11,600	9,600
Increase (decrease) in cumulative amount of basis adjustments	13	335
Long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged liabilities	10,632	12,034
Cumulative hedging adjustment for hedged liabilities	39	(32)
Cumulative hedging adjustment liability related to discontinued hedging relationships	(18)	(116)
Hedged liability, discontinued fair value hedge	$ 14,900	$ 7,200